Activity in Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Operational Efficiency Initiatives 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 74	$ 107
Net additional charges (net recovery/gain)	(2)	107
Utilization	20	(33)
Ending balance	92	74
Operational Efficiency Initiatives 2011 | Severance
Restructuring Cost and Reserve [Line Items]
Beginning Balance	74	78
Net additional charges (net recovery/gain)	55
Utilization	(37)	(4)
Ending balance	92	74
Operational Efficiency Initiatives 2011 | Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance		29
Net additional charges (net recovery/gain)	(57)
Utilization	57	(29)
Global Location Strategy 2009
Restructuring Cost and Reserve [Line Items]
Beginning Balance	38	100		139
Net additional charges (net recovery/gain)	(12)	(15)	35	35
Utilization	(14)	(47)		(74)
Ending balance	12	38	100	100
Global Location Strategy 2009 | Severance
Restructuring Cost and Reserve [Line Items]
Beginning Balance	27	81		102
Net additional charges (net recovery/gain)	(12)	(15)		29
Utilization	(14)	(39)		(50)
Ending balance	1	27	81	81
Global Location Strategy 2009 | Asset Write-offs/Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance		19		37
Net additional charges (net recovery/gain)				6
Utilization		(8)		(24)
Ending balance	$ 11	$ 11	$ 19	$ 19